Annual Total Returns[BarChart] - SA Allocation Growth Portfolio - Class 3	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.62%)	14.85%	23.71%	5.27%	(1.89%)	5.74%	17.85%	(7.21%)	23.50%	16.12%